7. DEPOSITS - Certificates of deposit (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Deposits - Certificates Of Deposit Details 1
Less than one year	$ 78,553
1-2 years	37,809
2-3 years	15,320
3-4 years	5,294
4-5 years	5,292
Over 5 years	9,469
TOTAL	$ 151,737